Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss Per Share [Abstract]
Schedule of basic loss per share
	Year ended December 31,
	2021	2020	2019

(Loss) attributable to equity holders of the company ($000)	(23,417)	(26,131)	(9,323)
Weighted average number of ordinary shares in issue	97,932,055	97,306,144	97,306,144
Basic loss per share (cents per share)	(23.9)	(26.85)	(9.58)